Share-based compensation - Restricted stock units - Summary of awards (Details) - Restricted stock units - $ / shares							3 Months Ended
	Mar. 04, 2021	May 29, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)							593,671
Service Period One Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	95,583	78,510		59,237
Service Period	1 year	1 year		1 year
Grant Price (in dollars per share)	$ 4.31	$ 5.84		$ 7.47
Service Period Two Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)						176,659
Service Period						2 years
Grant Price (in dollars per share)						$ 4.64
Service Period Three Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)			94,105		86,210
Service Period			3 years		3 years
Grant Price (in dollars per share)			$ 5.25		$ 5.10